Employee Benefit Plan, Fair Value and NAV - EBP003Member	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
Accounting Standards Codification ("ASC") 820 defines fair value and establishes a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date;

Level 2 - Inputs to the valuation methodology are observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, or financial instruments for which all significant inputs are observable; either directly or indirectly; and

Level 3 - Inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability and the reporting entity makes estimates and assumptions related to the pricing of the asset or liability including assumptions regarding risk.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
In accordance with the fair value hierarchy described above, the following table shows the fair value of the Plan’s investments at December 31, 2025 and 2024:

	Fair Value
	Level	2025	2024
YUM! Stock Fund	1	$146,765	$150,077

Common/commingled trusts:
Retirement Date Funds	1	353,563	311,728
Large Company Index Fund	1	226,551	211,366
Mid-Size Company Index Fund	1	85,208	85,082
Stable Value Fund	1	39,232	40,925
International Index Fund	1	89,041	75,023
Bond Market Index Fund	1	62,405	55,765
Small Company Index Fund	1	34,451	34,032
Government Short Term Investment Fund	1	1,616	2,278
		892,067	816,199

Self-directed Brokerage Accounts	1	19,579	17,106

Total		$1,058,411	$983,382

YUM! Stock Fund

YUM! Brands, Inc. common stock is valued based on the closing market price as of year-end.

Common/Commingled Trusts

These investments are public investment vehicles valued using the net asset value (“NAV”) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. Redemptions can occur daily at NAV, which is published daily for participant transactions, and there are no restrictions or uncommitted funds on NAV investments.

Self-directed Brokerage Accounts

Equity Securities

These investments are valued at the closing price reported on the active market on which the individual securities are traded.

Exchange Traded and Mutual Funds

These investments are valued at the NAV of shares held by the fund based on closing prices reported in an active market. The investments can be redeemed on a daily basis and there is no restriction on redemption.

EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
Accounting Standards Codification ("ASC") 820 defines fair value and establishes a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date;

Level 2 - Inputs to the valuation methodology are observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, or financial instruments for which all significant inputs are observable; either directly or indirectly; and

Level 3 - Inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability and the reporting entity makes estimates and assumptions related to the pricing of the asset or liability including assumptions regarding risk.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
In accordance with the fair value hierarchy described above, the following table shows the fair value of the Plan’s investments at December 31, 2025 and 2024:

	Fair Value
	Level	2025	2024
YUM! Stock Fund	1	$146,765	$150,077

Common/commingled trusts:
Retirement Date Funds	1	353,563	311,728
Large Company Index Fund	1	226,551	211,366
Mid-Size Company Index Fund	1	85,208	85,082
Stable Value Fund	1	39,232	40,925
International Index Fund	1	89,041	75,023
Bond Market Index Fund	1	62,405	55,765
Small Company Index Fund	1	34,451	34,032
Government Short Term Investment Fund	1	1,616	2,278
		892,067	816,199

Self-directed Brokerage Accounts	1	19,579	17,106

Total		$1,058,411	$983,382

YUM! Stock Fund

YUM! Brands, Inc. common stock is valued based on the closing market price as of year-end.

Common/Commingled Trusts

These investments are public investment vehicles valued using the net asset value (“NAV”) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. Redemptions can occur daily at NAV, which is published daily for participant transactions, and there are no restrictions or uncommitted funds on NAV investments.

Self-directed Brokerage Accounts

Equity Securities

These investments are valued at the closing price reported on the active market on which the individual securities are traded.

Exchange Traded and Mutual Funds

These investments are valued at the NAV of shares held by the fund based on closing prices reported in an active market. The investments can be redeemed on a daily basis and there is no restriction on redemption.